Document And Entity Information	1 Months Ended
Oct. 31, 2016
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 31, 2016
Entity Registrant Name	Blue Sky Group Holdings, Inc.
Entity Central Index Key	0001688647
Entity Filer Category	Smaller Reporting Company